Property, Plant, and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended		3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 12, 2013
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 623	$ 631	$ 798	$ 1,263
Loss on asset held for sale			(768)
Lease back transaction lease term	Five year term
Prototype unit [Member]
Property, Plant and Equipment [Line Items]
Reduction to property, plant and equipment			179
IT equipment and software [Member]
Property, Plant and Equipment [Line Items]
Reduction to property, plant and equipment				44
Patterns and Tooling [Member]
Property, Plant and Equipment [Line Items]
Reduction to property, plant and equipment				983
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Reduction to property, plant and equipment				4
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Reduction to property, plant and equipment				3
Minimum [Member]
Property, Plant and Equipment [Line Items]
Lease termination period	6 months
Significant Unobservable Inputs (Level 3) [Member]
Property, Plant and Equipment [Line Items]
Current fair value of the facility held for sale			1,300		1,300	1,982
Loss on asset held for sale					$ (768)